Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Other payables	169,470,083	210,561,540	30,245,273
Business taxes and related tax surcharge	52,639,207	64,345,243	9,242,616
Accrued rental	2,151,623	2,250,443	323,256
Accrued utilities	3,307,734	2,306,796	331,351
Other accrued expenses	3,839,332	2,180,632	313,228
Payables for contingent consideration (Note 3)	-	4,027,207	578,472
Consideration payables for acquisitions	10,000,000	16,776,500	2,409,793
Total	241,407,979	302,448,361	43,443,989